Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT
18.	SUBSEQUENT EVENT

On March 21 2019, the Company incorporated Arki Investment Consulting Ltd with a registered capital of RMB 200,000. Arki Investment Consulting Ltd is 100% owned by Arki Capital and is engaged in providing financial management consulting services and internet information services.